Right Of Use Assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right Of Use Assets
12.
right of use assets

Cost
Balance at December 31, 2023	199,032
Acquisitions (note 5(a), note 5(b))	3,279
Additions	1,499
Renewals, remeasurements and dispositions	13,441
Balance at December 31, 2024	217,251
Additions	9,634
Renewals, remeasurements and dispositions	43,706
Balance at December 31, 2025	270,591

Accumulated depreciation and impairment
Balance at December 31, 2023	69,353
Depreciation	31,375
Impairment	1,088
Balance at December 31, 2024	101,816
Depreciation	32,013
Impairment reversal	(1,591)
Balance at December 31, 2025	132,238

Net book value
Balance at December 31, 2024	115,435
Balance at December 31, 2025	138,353

For the year ended December 31, 2025, renewals, remeasurements and dispositions of $43.7 million mainly related to lease renewals for which the Company reassessed likely terms.

For the year ended December 31, 2025, the Company recorded the following net impairment losses (reversals) on right of use assets:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2025	—	(468)	(468)
June 30, 2025	—	(586)	(586)
September 30, 2025	—	(461)	(461)
December 31, 2025	—	(76)	(76)
	—	(1,591)	(1,591)

Refer to note 13 for the significant assumptions applied in the impairment test.

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) on right of use assets:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(159)	1,756	1,597
June 30, 2024	(132)	(283)	(415)
September 30, 2024	(192)	98	(94)
December 31, 2024	—	—	—
	(483)	1,571	1,088